CONDENSED STATEMENTS OF OPERATIONS (Unaudited) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Revenue	$ 386	$ 11,225	$ 1,079	$ 30,699	$ 137,904	$ 75,367
Expenses:
Direct operating costs	41,194	28,555	77,269	49,376	184,831	328,640
General and administrative	80,158	103,148	223,260	230,147	420,994	336,528
Officer salaries	45,850	85,450	119,115	170,900	343,531	477,854
Salaries and wages	7,780	19,741	18,425	39,693	71,322	80,332
Bad debts (recoveries)		10,000		9,760	(240)	15,240
Depreciation and amortization	5,736	5,736	11,473	11,473	22,945	8,725
Total operating expenses	180,718	252,630	449,542	511,349	1,043,383	1,247,319
Net operating loss	(180,332)	(241,405)	(448,463)	(480,650)	(905,479)	(1,171,952)
Other income (expense):
Other income		10,000		21,299	13,020	17,115
Gain on sale of fixed assets				5,250	5,250
Impairment of cost method investment						(25,499)
Interest income					500
Loss on debt conversions	(1,625)		(1,625)
Interest expense	(60,940)	(7,334)	(232,660)	(7,902)	(75,671)	(1,145)
Change in derivative liabilities	(189,745)	(194,940)	(191,817)	(194,940)	(164,586)
Total other income (expense)	(252,310)	(192,274)	(426,102)	(176,293)	(221,487)	(9,529)
Net loss	$ (432,642)	$ (433,679)	$ (874,565)	$ (656,943)	$ (1,126,966)	$ (1,181,481)
Weighted average number of common shares outstanding - basic and fully diluted	92,951,300	64,934,889	84,080,243	63,413,385	65,274,241	60,219,637
Net (loss) per share - basic and fully diluted	$ 0.00	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.02)